Property and Equipment, Net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Property and Equipment, Net [Line Items]
Depreciation expense	$ 14,302	$ 467	$ 13,473	$ 13,966
Property and equipment, net	$ 23,739		$ 27,047